Revenue (Details) - EUR (€)	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuing shares					€ 108,477,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued		3,989,976
Proceeds from issuing shares		€ 23,223,000
Up-front payment received	€ 17,651,000
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		€ 2,144,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate			8.00%	4.90%	4.90%
Up-front payment received			€ 419,000
Reimbursements received					€ 178,000